Geographic information for offshore drilling operations - Revenue per country (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leasing And Service Revenues	$ 1,748,200	$ 1,817,077	$ 1,180,250
Norway
Leasing And Service Revenues	231,189	220,044	157,740
Falklands
Leasing And Service Revenues	154,606	0	0
Brazil
Leasing And Service Revenues	581,438	581,635	353,397
Ivory Coast
Leasing And Service Revenues	33,723	97,232	86,486
Tanzania
Leasing And Service Revenues	0	0	72,083
Angola
Leasing And Service Revenues	527,098	807,742	227,603
Gabon / West Africa
Leasing And Service Revenues	0	0	81,104
Congo
Leasing And Service Revenues	157,235	0	0
South Africa
Leasing And Service Revenues	0	110,424	0
Senegal
Leasing And Service Revenues	52,214	0	0
Liberia
Leasing And Service Revenues	0	0	55,601
Ireland
Leasing And Service Revenues	0	0	104,014
Sierra Leone
Leasing And Service Revenues	0	0	37,272
Other
Leasing And Service Revenues	$ 10,697	$ 0	$ 4,950